SECURITIES	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investment [Text Block]

NOTE 4 – SECURITIES

	December 31, 2012
	Amortized	Gross Unrealized	Gross Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Securities available for sale (AFS)
Asset-backed securities issued by GSEs
Residential MBS	$198,400	$32,986	$-	$231,386
Residential CMOs	42,507,542	266,775	118,518	42,655,799
Corporate equity securities	37,310	306	284	37,332
Bond mutual funds	4,012,609	268,537	-	4,281,146
Total securities available for sale	$46,755,861	$568,604	$118,802	$47,205,663

Securities held to maturity (HTM)
Asset-backed securities issued by GSEs
Residential MBS	$31,239,176	$1,237,277	.	$32,476,453
Residential CMOs	76,191,199	715,620	97,998	76,808,821
Asset-backed securities issued by others
Residential CMOs	4,439,118	197,028	484,343	4,151,803
Total debt securities held to maturity	111,869,493	2,149,925	582,341	113,437,077

U.S. government obligations	749,941	-	-	749,941
Total securities held to maturity	$112,619,434	$2,149,925	$582,341	$114,187,018

	December 31, 2011
	Amortized	Gross Unrealized	Gross Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Securities available for sale (AFS)
Asset-backed securities issued by GSEs
Residential MBS	$2,412,959	$235,084	$-	$2,648,043
Residential CMOs	34,848,180	248,508	34,616	35,062,072
Corporate equity securities	37,310	241	289	37,262
Bond mutual funds	3,840,473	239,762	-	4,080,235
Total securities available for sale	$41,138,922	$723,595	$34,905	$41,827,612

Securities held to maturity (HTM)
Asset-backed securities issued by GSEs
Residential MBS	$35,929,199	$854,497	$10,960	$36,772,736
Residential CMOs	106,998,467	1,104,141	27,411	108,075,197
Asset-backed securities issued by others
Residential CMOs	9,839,222	15,364	1,421,477	8,433,109
Total debt securities held to maturity	152,766,888	1,974,002	1,459,848	153,281,042

U.S. government obligations	749,951	-	-	749,951
Total securities held to maturity	$153,516,839	$1,974,002	$1,459,848	$154,030,993

At December 31, 2012, certain asset-backed securities with a carrying value of $29.9 million were pledged to secure certain deposits. At December 31, 2012, asset-backed securities with a carrying value of $5.6 million were pledged as collateral for advances from the Federal Home Loan Bank of Atlanta.

At December 31, 2012, 97% of the asset-backed securities portfolio was rated AAA by Standard & Poor’s or the equivalent credit rating from another major rating agency. AFS asset-backed securities issued by GSEs had an average life of 3.43 years and average duration of 3.26 years and are guaranteed by their issuer as to credit risk. HTM asset-backed securities issued by GSEs had an average life of 3.43 years and average duration of 3.24 years and are guaranteed by their issuer as to credit risk.

At December 31, 2011, 96% of the asset-backed securities portfolio was rated AAA by Standard & Poor’s or the equivalent credit rating from another major rating agency. AFS asset-backed securities issued by GSEs had an average life of 1.65 years and average duration of 1.61 years and are guaranteed by their issuer as to credit risk. HTM asset-backed securities issued by GSEs had an average life of 2.72 years and average duration of 2.57 years and are guaranteed by their issuer as to credit risk.

We believe that securities with unrealized losses will either recover in market value or be paid off as agreed. The Company intends to, and has the ability to, hold these securities to maturity. We believe that the losses are the result of general perceptions of safety and creditworthiness of the entire sector and a general disruption of orderly markets in the asset class. No charges related to other-than-temporary impairment were made during the years ended December 31, 2012 and 2011. During the year ended December 31, 2009, the Company recorded a charge of $148,000 related to other-than-temporary impairment on a single CMO issue. At December 31, 2012, the CMO issue has a par value of $961,000, a market fair value of $764,000 and a carrying value of $575,000.

Management has the ability and intent to hold the securities with unrealized losses classified as held to maturity until they mature, at which time the Company will receive full value for the securities. Because our intention is not to sell the investments and it is not more likely than not that we will be required to sell the investments before recovery of their amortized cost basis, which may be maturity, management considers the unrealized losses in the held-to-maturity portfolio to be temporary, except for the single CMO issue noted above, for which an other-than-temporary charge was recorded in 2009 in the amount of $148,000.

For the year ended December 31, 2012, the Company recognized net losses on the sale of securities of $3,736. The Company sold one AFS security with a carrying value of $1,469,911 and three HTM securities with carrying values of $3,796,011, recognizing a gain of $153,417 and losses of $157,153, respectively. The sale of HTM securities was permitted under ASC 320 “Investments - Debt and Equity Securities.” ASC 320-10-25-6 permits the sale of HTM securities for certain changes in circumstances. The Company sold the HTM positions due to a significant deterioration in the issues’ creditworthiness and the increase in regulatory risk weights mandated for risk-based capital purposes. There were no sales of AFS and HTM securities for the year ended December 31, 2011.

AFS Securities

At December 31, 2012, the AFS investment portfolio had a fair value of $47,205,663 with unrealized losses from their amortized cost of $118,802. Asset-backed securities and corporate securities with unrealized losses had a fair value of $11,956,182 and all unrealized losses were for less than twelve months. At December 31, 2011, the AFS investment portfolio had a fair value of $41,827,612 with unrealized losses from their amortized cost of $34,905. Asset-backed securities and corporate securities with unrealized losses had a fair value of $18,170,977 and all unrealized losses were for less than twelve months.

HTM Securities

Gross unrealized losses and estimated fair value by length of time that the individual HTM securities have been in a continuous unrealized loss position at December 31, 2012 are as follows:

December 31, 2012	Less Than 12		More Than 12
	Months		Months		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Losses
Asset-backed securities issued by GSEs	$14,253,558	$89,638	$6,132,036	$8,360	$20,385,594	$97,998
Asset-backed securities issued by other	-	-	3,057,666	484,343	3,057,666	484,343
	$14,253,558	$89,638	$9,189,702	$492,703	$23,443,260	$582,341

At December 31, 2012, the HTM investment portfolio had an estimated fair value of $114,187,018, of which $23,443,260, or 21% of the securities, had some unrealized losses from their amortized cost. Of these securities, $20,385,594 or 87%, are mortgage-backed securities issued by GSEs and the remaining $3,057,666 or 13%, were asset-backed securities issued by others.

HTM securities issued by GSEs are guaranteed by the issuer. Total unrealized losses on the asset-backed securities issued by GSEs were $97,998 or 0.09%, of the amortized cost of $107,430,375. HTM asset-backed securities issued by GSEs with unrealized losses have an average life of 3.17 years and an average duration of 2.40 years. We believe that the securities will either recover in market value or be paid off as agreed. The Company intends to, and has the ability to, hold these securities to maturity.

HTM asset-backed securities issued by others are collateralized mortgage obligation securities. All of the securities have credit support tranches that absorb losses prior to the tranches that the Company owns. The Company reviews credit support positions on its securities regularly. Total unrealized losses on the asset-backed securities issued by others were $484,343, or 10.91%, of the amortized cost of $4,439,118. HTM asset-backed securities issued by others with unrealized losses have an average life of 3.17 years and an average duration of 2.40 years.

Gross unrealized losses and estimated fair value by length of time that the individual HTM securities have been in a continuous unrealized loss position at December 31, 2011 are as follows:

December 31, 2011	Less Than 12		More Than 12
	Months		Months		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Losses
Asset-backed securities issued by GSEs	$30,220,777	$33,796	$2,847,703	$4,575	$33,068,480	$38,371
Asset-backed securities issued by other	131,301	11,507	6,632,200	1,409,970	6,763,501	1,421,477
	$30,352,078	$45,303	$9,479,903	$1,414,545	$39,831,981	$1,459,848

At December 31, 2011, the HTM investment portfolio had an estimated fair value of $154,030,993, of which $39,831,981, or 26% of the securities, had some unrealized losses from their amortized cost. Of these securities, $33,068,480, or 83%, are mortgage-backed securities issued by GSEs and the remaining $6,763,501, or 17%, were asset-backed securities issued by others.

HTM securities issued by GSEs are guaranteed by the issuer. Total unrealized losses on the asset-backed securities issued by GSEs were $38,371, or 0.03%, of the amortized cost of $142,927,666. HTM asset-backed securities issued by GSEs with unrealized losses have an average life of 2.06 years and an average duration of 1.96 years. We believe that the securities will either recover in market value or be paid off as agreed. The Company intends to, and has the ability to, hold these securities to maturity.

HTM asset-backed securities issued by others are collateralized mortgage obligation securities. All of the securities have credit support tranches that absorb losses prior to the tranches that the Company owns. The Company reviews credit support positions on its securities regularly. Total unrealized losses on the asset-backed securities issued by others were $1,421,477, or 14.45%, of the amortized cost of $9,839,222. HTM asset-backed securities issued by others with unrealized losses have an average life of 2.35 years and an average duration of 1.61 years.

Maturities

The amortized cost and estimated fair value of debt securities at December 31, 2012, by contractual maturity, are shown below. The Company has allocated the asset-backed securities into the four maturity groups listed below using the expected average life of the individual securities based on statistics provided by industry sources. Expected maturities will differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

	Available for Sale		Held to Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Within one year	$4,012,609	$4,281,146	$749,941	$749,941
Over one year through five years

Asset-backed securites
Within one year	13,917,779	13,976,846	39,331,483	39,882,620
Over one year through five years	20,613,093	20,700,576	48,166,365	48,841,303
Over five years through ten years	6,485,711	6,513,237	17,127,683	17,367,686
After ten years	1,689,359	1,696,529	7,243,962	7,345,468
Total asset-backed securities	42,705,942	42,887,188	111,869,493	113,437,077

	$46,718,551	$47,168,334	$112,619,434	$114,187,018

Credit Quality of Asset-Backed Securities

The tables below present the Standard & Poor’s or equivalent credit rating from other major rating agencies for AFS and HTM asset-backed securities issued by GSEs and others at December 31, 2012 and December 31, 2011 by carrying value. The Company considers noninvestment grade securities rated BB+ or lower as classified assets for regulatory and financial reporting. GSE asset-backed security downgrades by Standard and Poor’s were treated as AAA based on regulatory guidance.

December 31, 2012		December 31, 2011
Credit Rating	Amount	Credit Rating	Amount
AAA	$150,317,560	AAA	$181,958,323
A+	-	A+	142,808
A	110,780	A	-
BBB	978,043	BBB	1,258,268
BBB-	322,329	BBB-	1,061,017
BB+	-	BB+	1,240,901
BB	1,069,517	BB	337,998
BB-	68,604	BB-	615,716
B+	1,008,126	B+	246,345
CCC+		CCC+	3,615,627
CCC	881,719	CCC	-
Total	$154,756,678	Total	$190,477,003